Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash on hand and in banks	$ 5,664	$ 4,720
Interest-bearing Deposits in Banks and Other Financial Institutions	9,400	34,128
Interest-earning deposits	9,400	34,128
Cash and cash equivalents	15,064	38,848
Securities available for sale; cost of $1,065,447 and $1,091,497	1,110,776	1,130,116
Loans receivable, net of allowance for loan losses of $6,709 and $6,537	672,086	648,921
Accrued interest receivable	8,068	9,227
Federal Home Loan Bank (FHLB) stock	15,077	21,256
Premises and equipment, net	14,286	15,071
Real estate acquired through foreclosure, net	2,441	3,883
Real estate held for investment	9,968	15,268
Goodwill	41,599	41,599
Intangible assets	302	554
Bank owned life insurance	30,025	30,802
Securities receivable	1,277	1,148
Prepaid expenses and other assets	6,645	8,098
Total assets	1,927,614	1,964,791
Liabilities:
Deposits	1,178,057	1,156,410
FHLB advances	213,232	207,355
Repurchase agreements	268,000	343,000
Other borrowings	3,324	10,212
Junior subordinated notes	46,393	46,393
Advance payments by borrowers for taxes and insurance	2,619	2,519
Accounts payable for land development	2,033	2,634
Accrued expenses and other liabilities	19,156	17,193
Total liabilities	1,732,814	1,785,716
Stockholders' Equity:
Preferred stock, $.01 par value, 5,000,000 shares authorized: none issued
Common stock, $.01 par value, 30,000,000 shares authorized; 16,278,045 and 16,278,045 shares issued; 14,666,945 and 14,600,871 shares outstanding	163	163
Additional paid-in capital	103,346	102,667
Treasury stock, at cost; 1,611,100 and 1,677,174 shares	(18,847)	(19,537)
Unearned Employee Stock Ownership Plan (ESOP) shares	(3,132)	(4,184)
Retained earnings	89,065	80,231
Accumulated other comprehensive income, net	25,103	20,904
Total ESB Financial Corporation's stockholders' equity	195,698	180,244
Noncontrolling interest	(898)	(1,169)
Total stockholders' equity	194,800	179,075
Total liabilities and stockholders' equity	$ 1,927,614	$ 1,964,791